Stockholders' equity	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 14 - Stockholders' equity

Common Stock

The Company has been authorized to issue, 500,000,000 shares of common stock with a par value of  $0.0001. As of January 31, 2012 and April 30, 2011, the Company had 57,890,117 and 51,110,497 shares of its common stock issued and outstanding respectively. During the nine months period ended  January 31, 2012, 3,779,620 common shares were issued by the Company for cash and services.

Preferred Stock

The Company has been authorized to issue 10,000,000 shares of preferred stock with a par value  of $.01,  out of which 10 shares  have  been  designated  as convertible Series `A' preferred stock ("Series A"). The Series `A' has a stated value $12,000 per share,  each one share of Series `A' is convertible into 1% of the outstanding common shares at the time of  conversion,  may be converted at anytime, is redeemable by the Company in whole or in part at anytime at a price equal to the  greater of (a)  $12,000  per share or (b) the market  value of the common  stock  into  which  the  Series  `A' is  convertible,  has  preferential liquidation rights to common stock subject to a 150% of invested  capital cap, and has voting  rights equal to common stock in an amount equal to the number of shares that Series `A' could be converted  into 20 preferred  shares were issued or outstanding at October 31, 2010.

In 2010, in satisfaction of a stock subscription payable incurred in May 01, 2007, the Company issued 20 shares  of its  Series  `A' preferred  stock to two of its executive officers,  Messrs. Madhava Rao Mankal, CFO of the Company and Daniel Medina, President of the Company.  Mr. Mankal and Mr. Medina each received 10 shares of Series `A' preferred stock, which was valued at $240,000 in total.